Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of intangible assets, and property, plant and equipment

The Company’s intangible assets and property, plant and equipment located by country are specified below, and defines the Company’s non-current segment assets:

	2022	2021
	(EUR’000)
Non-current segment assets
Denmark (domicile country)	30,336	29,656
North America	89,439	91,755
Germany	14,148	9,910
Total non-current segment assets	133,923	131,321
Investment in associate	22,932	38,345
Marketable securities	7,492	107,561
Other receivables	1,920	1,808
Total non-current assets	166,267	279,035